Property and Equipment (Schedule of Property and Equipment) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment					$ 2,389,156	$ 2,401,724
Less accumulated depreciation					(1,905,180)	(1,613,058)
Property, Plant and Equipment, Net, Total	460,101		460,101		483,976	788,666
Other Depreciation and Amortization	41,854	76,448	94,456	162,358	303,916	461,073	5,655,865
Impairment charge associated with the closing of the Canadian operation							3,800,000
Impairment charge associated with Patents related to Protexia							800,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment					758,126	758,126
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment					234,018	234,018
Computer and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment					$ 1,397,012	$ 1,409,580